Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
ASSETS
Cash	$ 17,037	$ 12,182
Total Assets	17,037	12,182
Current liabilities
Accrued liabilities		8,000
Notes payable related party	65,000	20,000
Accrued interest payable	8,011	2,209
Total current liabilities	73,011	30,209
Commitments and Contingencies	0	0
Stockholders' Equity
Preferred stock, Par Value $0.00001, 20,000,000 shares authorized, 200,000 shares issued and outstanding as of December 31, 2021 and June 30, 2021	2	2
Common stock, Par Value $0.00001, 400,000,000 shares authorized, 394,157,245 issued and outstanding as of December 31, 2021 and June 30, 2021	3,942	3,942
Additional paid in capital	3,469,317	3,469,317
Accumulated deficit	(3,529,235)	(3,491,288)
Total Stockholders' (Deficit)	(55,973)	(18,027)
Total Liabilities and Stockholders' (Equity)	$ 17,037	$ 12,182